Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments	Future minimum payments under these leases are as follows (in thousands):

Years ending December 31:
2020	$273
2021	142
2022	104
2023	65
2024	—

Total	$584